Exhibit 99.9 Schedule 2

ASF Loan Number	Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
500056327	Sold	2	2	2	1	Verified reserves - 6 months reserves or $18,896.22 required, 84.27 months reserves or $XXXX documented.; Low DTI - DTI 27.56%, up to 50% acceptable.; Low LTV/CLTV/HCLTV - LTV 63.01%, up to 80% acceptable.;	TRID 0189 Missing "Paid To" designee on Closing Disclosure (12 CFR 1026.38(f)(1-5)) - Missing the payee for the appraisal on the final CD dated 09/xx/24. - EV2 Post-Closing Corrective Action -- 11/21/24 LOE and PC CD dated 11/xx/24 received.

CRED 0007 Missing Employment doc (VOE) - Missing business narrative as required per the guideline. - Lender Acknowledged Exception-- LOE accepted in lieu of Narrative form.

CRED 0009 Unacceptable Credit History - The borrower does not meet the standard tradeline requirement. There are no tradelines on the credit report that have been active in the past 90 days and have at least 12 months reviewed. No variance noted on the 1008. - Lender Acknowledged Exception	FRAUD 0001 Fraud report alerts have not been addressed - Missing documentation used to clear the LO EPLS hit on the fraud report (p50) - 11/21/24 Updated fraud report received.

TITL 0014 Title Policy - Schedule B Exception - Missing final title policy to confirm there is no survey exception, as noted on the title commitment. No copy of the survey located in file. - 11/26/2024 Final title policy with no survey exceptions recd

COMP 0010 Missing Affiliated Business Disclosure - Affiliated Business Disclosure not in the file, FACTS states the lender does not share with their affiliates, indicating affiliates exist. - 11/21/22 Lender provided name of affiliate.  Final CD verifies that the affiliate was not utilized on the subject transaction.

500056328	Sold	1	1	1	1	Verified reserves - 6 months reserves or $13,136.64 required, 19.58 months reserves or $XXXX documented.; Verified credit history - FICO 759, minimum required 660.; Verified housing payment history - 12 months housing history required, mortgage on departure reviewed for 50 months with no reported default.;	TITL 0014 Title Policy - Schedule B Exception - Missing final title to reflect the Notice of Commencement with mechanics lien (#8) and survey exception (#2) do not appear as an exception to the loan policy. Note, a survey was paid for at closing (p340) but it is not in the file. - 11/21/24 Clear final title policy received.

COMP 0010 Missing Affiliated Business Disclosure - Affiliated Business Disclosure not in file, per FACTS the lender does not share with affiliates, indicating there are affiliates. - 11/21/22 Lender provided name of affiliate.  Final CD verifies that the affiliate was not utilized on the subject transaction.

PROP 0003 Missing Required Property Inspection - Subject loan closed XXXX and appraisal effective date XXXX.  Subject property is in the individual assistance disaster declaration area for Hurricane Milton on XXXX.  Missing PDR confirming the property has not been affected. - 11/21/24 PCI dated XXXX received reflecting no damage.

500056330	Sold	2	2	1	1	Disposable Income - Residual income $8,609.63, $1,750 required.;	CRED 0009 Unacceptable Credit History - Lender Acknowledged Exception	COMP 0010 Missing Affiliated Business Disclosure - Affiliated Business Disclosure not in the file, FACTS states the lender does not share with their affiliates, indicating affiliates exist. - 11/21/22 Lender provided name of affiliate. Final CD verifies that the affiliate was not utilized on the subject transaction.

500056325	Sold	2	1	2	1	Verified reserves - 6 months reserves or $22,120.50 required, 227.25 months or $XXXX verified.; Low DTI - DTI 21.96%, up to 50% acceptable.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

- EV2 Non-Material.	COND 0011 Non-Warrantable Condominium - 1. Project is not 100% complete

2. Condo association is in active litigation as the plaintiff against what appears to be the developer, related to completion/resolution of drainage issues.

3. Reserve allocation is less than 10%.  Reserves study recommended contribution in 2024 $XXXX, budget reflects $XXXX - 12/02/24 Project remains non-warrantable per FNMA standards however, guidelines allow for non-warrantable condo up to 80% LTV.  Subject LTV/CLTV is 75%.